RISK MANAGEMENT - Maximum exposure to credit risk - Other financial instruments (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Collateral pledged (held)	$ (3,255,987)	$ (2,258,109)
Other financial instruments
RISK MANAGEMENT
Collateral pledged (held)	(3,255,987)	(2,258,109)
Debt instruments
RISK MANAGEMENT
Collateral pledged (held)	(2,529,186)	(1,669,011)
Derivatives
RISK MANAGEMENT
Collateral pledged (held)	(726,801)	(589,098)
Equity
RISK MANAGEMENT
Collateral pledged (held)
Other financial instruments
RISK MANAGEMENT
Collateral pledged (held)